Current trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current trade and other receivables
Trade receivables	$ 8,302	$ 8,407	$ 7,212
Other receivables	1,579	1,639	1,659
Prepayments	1,737	1,617	1,329
Government grants receivable	25	11	25
Accrued income	1,329	452	296
Trade and other receivables	12,972	12,126	10,521
Gross trade receivables
Current trade and other receivables
Trade receivables	8,335	8,452	7,271
Expected credit loss provisions
Current trade and other receivables
Trade receivables	(33)	(45)	(59)
Trade receivables - subject to factoring | FVOCI
Current trade and other receivables
Trade receivables	$ 667	$ 1,977	$ 2,470